Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total		(Previously stated)	Increase / (Decrease)	[1]	Subtotal		Subtotal (Previously stated)	Subtotal Increase / (Decrease)		Share capital (Note 23)		Share capital (Note 23) (Previously stated)	Share premium (Note 23)		Share premium (Note 23) (Previously stated)	Cumulative translation adjustment		Cumulative translation adjustment (Previously stated)	Cumulative translation adjustment Increase / (Decrease)		Equity-settled compensation		Equity-settled compensation (Previously stated)	Cash flow hedge		Cash flow hedge (Previously stated)	Other reserves		Other reserves (Previously stated)	Treasury shares		Treasury shares (Previously stated)	Revaluation surplus		Revaluation surplus (Previously stated)	Reserve from the sale of non-controlling interests in subsidiaries		Reserve from the sale of non-controlling interests in subsidiaries (Previously stated)	Retained earnings		Retained earnings (Previously stated)	Retained earnings Increase / (Decrease)		Non- controlling interest		Non- controlling interest (Previously stated)	Non- controlling interest Increase / (Decrease)	[1]
Balance at beginning of period at Dec. 31, 2017		$ 891,197		$ 891,197	$ 0		$ 861,821		$ 861,821	$ 0	[1]	$ 183,573		$ 183,573	$ 908,934		$ 908,934	$ (364,663)		$ (552,604)	$ 187,941	[1]	$ 17,852		$ 17,852	$ (24,691)		$ (24,691)	$ 0		$ 0	$ (6,967)		$ (6,967)	$ 0		$ 0	$ 41,574		$ 41,574	$ 106,209		$ 294,150	$ (187,941)	[1]	$ 29,376		$ 29,376	$ 0
(Loss) profit for the year		(23,233)	[2],[3]				(24,622)																																		(24,622)					1,389
Exchange differences on translating foreign operations		(121,296)					(113,433)											(113,433)																												(7,863)
Cash flow hedge, net of tax	[4]	(32,195)					(32,193)																			(32,193)																				(2)
Revaluation surplus	[5]	405,906					383,889																												383,889											22,017
Other comprehensive (loss) / income for the year		252,415					238,263											(113,433)								(32,193)									383,889											14,152
Total comprehensive (loss) / income for the year		229,182					213,641											(113,433)								(32,193)									383,889						(24,622)					15,541
Reserves for the benefit of government grants	[6]	0					0																						32,380												(32,380)					0
Employee share options, forfeited		0					0																(40)																		40					0
Value of employee services		3,899					3,899																3,899																							0
Restricted shares, vested		0					0								4,775								(5,520)									745														0
Purchase of own shares (Note 22)		(15,725)					(15,725)								(13,206)																	(2,519)														0
Dividends		(408)					0																																							(408)
Balance at end of period at Dec. 31, 2018		1,108,145	[7]				1,063,636	[7]	1,063,636	0		183,573	[7]		900,503	[7]		(478,096)	[7]	(666,037)	187,941		16,191	[7]		(56,884)	[7]		32,380	[7]		(8,741)	[7]		383,889	[7]		41,574	[7]		49,247	[7]	237,188	(187,941)		44,509	[7]
(Loss) profit for the year		342	[2],[3]				(772)																																		(772)					1,114
Exchange differences on translating foreign operations		(27,828)					(26,461)											(14,278)																	(12,183)											(1,367)
Cash flow hedge, net of tax	[8]	(19,420)					(19,419)																			(19,419)																				(1)
Revaluation surplus	[9],[10]	(31,929)					(28,785)																												(28,785)											(3,144)
Reserve of the revaluation surplus derived from the disposals of assets	[10]	0					0																												(5,044)						5,044					0
Other comprehensive (loss) / income for the year		(79,177)					(74,665)											(14,278)								(19,419)									(46,012)						5,044					(4,512)
Total comprehensive (loss) / income for the year		(78,835)					(75,437)											(14,278)								(19,419)									(46,012)						4,272					(3,398)
Reserves for the benefit of government grants	[11]	0					0																						34,791												(34,791)					0
Employee share options, forfeited		0					0																0						5			(5)									0					0
Value of employee services		3,612					3,612																3,612																							0
Restricted shares, vested		721					721								4,455								(4,449)									715														0
Restricted shares, granted	[10]	0					0																						(1,129)			1,129														0
Purchase of own shares (Note 22)		(4,263)					(4,263)								(3,219)																	(1,044)														0
Dividends		(497)					0																																							(497)
Balance at end of period at Dec. 31, 2019		1,028,883	[12]				988,269		$ 988,269	$ 0		183,573			901,739			(492,374)		$ (680,315)	$ 187,941		15,354			(76,303)			66,047			(7,946)			337,877			41,574			18,728		$ 206,669	$ (187,941)		40,614
(Loss) profit for the year		1,070					412																																		412					658
Exchange differences on translating foreign operations		(78,961)					(77,843)											(62,670)																	(15,173)											(1,118)
Cash flow hedge, net of tax	[13]	(14,386)					(14,386)																			(14,386)																				0
Revaluation surplus	[14]	29,453					28,464																												28,464											989
Reserve of the revaluation surplus derived from the disposals of assets	[15]	0					0																												(7,598)						7,598					0
Other comprehensive (loss) / income for the year		(63,894)					(63,765)											(62,670)								(14,386)									5,693						7,598					(129)
Total comprehensive (loss) / income for the year		(62,824)					(63,353)											(62,670)								(14,386)									5,693						8,010					529
Reserves for the benefit of government grants	[16]	0					0																						18,067												(18,067)					0
Value of employee services		3,266					3,266																3,266																							0
Restricted shares, vested		1,224					1,224								4,182								(3,825)						383			484														0
Restricted shares, forfeited		0																											36			(36)														0
Restricted shares, granted																													(1,127)			1,127
Purchase of own shares (Note 22)		(4,365)					(4,365)								(3,106)																	(1,259)														0
Dividends		(2,460)					0																																							(2,460)
Balance at end of period at Dec. 31, 2020		$ 963,724					$ 925,041					$ 183,573			$ 902,815			$ (555,044)					$ 14,795			$ (90,689)			$ 83,406			$ (7,630)			$ 343,570			$ 41,574			$ 8,671					$ 38,683

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the classification of the adjustment of opening balance for the application of IAS 29 as explained in Note 34.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.
[4]	Net of 11,322 of income tax.
[5]	Net of 139,223 of Income tax.
[6]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 25).
[7]	Prior periods have been recast to reflect the Company's change in accounting policy for the classification of the adjustment of opening balance for the application of IAS 29 as explained in Note 34.
[8]	Net of 6,752 of Income tax
[9]	Net of 10,480 of Income tax.
[10]	Net of 2,978 of Income tax.
[11]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 25).
[12]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[13]	Net of 5,729 of Income tax.
[14]	Net of 11,790 of Income tax.
[15]	Net of 3,458 of Income tax.
[16]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 25).